STRATEGIC ALLIANCE, ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
STRATEGIC ALLIANCE, ACQUISITIONS AND DISPOSITIONS	STRATEGIC ALLIANCE, ACQUISITIONS AND DISPOSITIONS
U.S. Natural Gas Pipelines
Portland Natural Gas Transmission System (PNGTS)
In August 2024, the Company and its partner, Northern New England Investment Company, Inc., a subsidiary of Énergir L.P. (Énergir), completed the sale of PNGTS to a third party for a gross purchase price of approximately $1.6 billion     (US$1.1 billion), including the third party's assumption of US$250 million of senior notes outstanding at PNGTS, split pro-rata according to the PNGTS ownership interests (TC Energy – 61.7 per cent, Énergir – 38.3 per cent). The Company's share of the proceeds was $743 million (US$546 million), net of transaction costs. The pre-tax gain attributable to the Company of         $572 million (US$408 million) was included in Net gain (loss) on sale of assets in the Consolidated statement of income, and the after-tax gain attributable to the Company was $456 million (US$323 million). The gain includes foreign currency translation gains of $15 million which were reclassified from AOCI to Net income (loss). TC Energy is providing customary transition services and will continue to work jointly with the purchaser to facilitate a safe and orderly transition.
Columbia Gas and Columbia Gulf
In October 2023, TC Energy completed the sale of a 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf to Global Infrastructure Partners (GIP) for proceeds of $5.3 billion (US$3.9 billion). The Company continues to have a controlling interest in these companies and will remain the operator of the pipelines. TC Energy and GIP will each fund their proportionate share of annual maintenance, modernization and sanctioned growth capital expenditures through internally generated cash flows, debt financing within the Columbia entities, or from proportionate contributions from TC Energy and GIP.
The sale was accounted for as an equity transaction of which $9.5 billion (US$6.9 billion) was recorded as non-controlling interests to reflect the 40 per cent change in the Company’s ownership interest in Columbia Gulf and Columbia Gas. The difference between the non-controlling ownership interest recognized and the consideration received was recorded as a reduction to Additional paid-in capital of $3.5 billion (US$3.0 billion), net of tax and transaction costs.
At December 31, 2024, as part of the contingent consideration included in the sale, TC Energy accrued a one-time special distribution to GIP of $33 million (US$23 million), or $24 million (US$17 million) net of tax, in Additional paid-in capital.
Mexico Natural Gas Pipelines
Transportadora de Gas Natural de la Huasteca
In second quarter 2024, in accordance with the terms of the Company's strategic alliance, and in exchange for cash and     non-cash consideration of $561 million (US$411 million), the CFE became a partner in TGNH with a 13.01 per cent equity interest in TGNH. The transaction was accounted for as an equity transaction of which $588 million was recognized as non-controlling interests and $21 million was recognized as AOCI attributable to the CFE’s non-controlling interest. The difference between these amounts and the consideration received was recorded as a reduction to Additional paid-in capital of $27 million.
Power and Energy Solutions
Texas Wind Farms
In the first half of 2023, TC Energy acquired 100 per cent of the Class B Membership Interests in Fluvanna Wind Farm (Fluvanna) and Blue Cloud Wind Farm (Blue Cloud), respectively. Each of these operating assets has a tax equity investor which owns     100 per cent of the Class A Membership Interests, to which a percentage of earnings, tax attributes and cash flows are allocated. The tax equity investors' interests were recorded as non-controlling interests at their aggregate estimated fair value of $222 million (US$167 million).
TC Energy has determined that the use of the Hypothetical Liquidation at Book Value (HLBV) method of allocating earnings between the Company and the tax equity investors is appropriate as the earnings, tax attributes and cash flows from Fluvanna and Blue Cloud are allocated to its Class A and Class B Membership Interest owners on a basis other than ownership percentages. Using the HLBV method, the Company's earnings from the projects is calculated based on how the projects would allocate and distribute cash if the net assets were sold at their carrying amounts on the reporting date under the provisions of the tax equity agreements.
TC Energy determined it has a controlling financial interest in both projects and has consolidated the acquired entities as voting interest entities. The tax equity investors’ interests were recorded as non-controlling interests at their estimated fair values of $106 million (US$80 million) for Fluvanna and $116 million (US$87 million) for Blue Cloud. These transactions are accounted for as asset acquisitions and therefore did not result in the recognition of goodwill.